Shareholder Report, Holdings (Details)	May 31, 2026
C000248559 | B4XY9X2 | Benefit Systems S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248559 | 6712611 | Codan Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | 6057378 | Asics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248559 | B11WFP1 | Konecranes OYJ
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248559 | 5120679 | Heidelberg Materials A.G.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248559 | 6702623 | JB Hi-Fi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248559 | B182K93 | Protector Forsikring ASA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248559 | 6771838 | Samyang Foods Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248559 | 4476210 | Indra Sistemas S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248559 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000248559 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000248559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000248559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000247101 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247101 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247101 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247101 | V7780T103 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247101 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247101 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247101 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247101 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000247101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000247101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000260542 | B4XY9X2 | Benefit Systems S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260542 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000260542 | 4476210 | Indra Sistemas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260542 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000260542 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260542 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260542 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000260542 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000260542 | BMG3GS6 | SK Square Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260542 | 5596991 | UCB S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260542 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000260542 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000260542 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000260542 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000260542 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000260542 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000260542 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000260542 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260542 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260542 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%